Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Total revenues	$ 4,106	¥ 28,203		$ 10,932	¥ 75,082
Total revenues | ¥			¥ 23,489			¥ 61,254
Operating costs and expenses:
Cost of revenues	2,070	14,218	11,801	5,261	36,133	31,616
Selling, general and administrative	821	5,641	3,746	1,935	13,288	9,497
Research and development	570	3,916	3,242	1,637	11,243	9,225
Total operating costs and expenses	3,461	23,775	18,789	8,833	60,664	50,338
Operating profit	645	4,428	4,700	2,099	14,418	10,916
Other income:
Interest income	183	1,258	876	431	2,961	2,237
Interest expense	(70)	(479)	(557)	(191)	(1,309)	(1,214)
Foreign exchange loss, net	(8)	(54)	(130)	(10)	(72)	(370)
(Loss) income from equity method investments	61	419	(73)	45	311	(267)
Others, net	1,147	7,877	4,229	1,451	9,964	4,893
Total other income, net	1,313	9,021	4,345	1,726	11,855	5,279
Income before income taxes	1,958	13,449	9,045	3,825	26,273	16,195
Income taxes	299	2,053	1,097	620	4,259	2,066
Net income	1,659	11,396	7,948	3,205	22,014	14,129
Less: net income (loss) attributable to noncontrolling interests	(146)	(1,000)	(1)	(506)	(3,478)	(12)
Net income attributable to Baidu, Inc.	1,805	12,396	7,949	3,711	25,492	14,141
Other comprehensive income:
Foreign currency translation adjustment	60	411	409	23	159	1,022
Unrealized gains on available-for-sale investments, net of reclassification	10	72	463	46	317	639
Other comprehensive income , net of tax	70	483	872	69	476	1,661
Comprehensive income	1,729	11,879	8,820	3,274	22,490	15,790
Less: comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(89)	(612)	(60)	(360)	(2,471)	(204)
Comprehensive income attributable to Baidu, Inc. ordinary shareholders	$ 1,818	¥ 12,491	¥ 8,880	$ 3,634	¥ 24,961	¥ 15,994
Common Class A and Class B
Earnings per shares:
Basic | (per share)	$ 51.73	¥ 355.27	¥ 242.48	$ 105.83	¥ 726.87	¥ 402.48
Diluted | (per share)	$ 51.34	¥ 352.57	¥ 240.49	$ 104.88	¥ 720.30	¥ 400.29
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,891,733	34,891,733	34,703,924	34,894,758	34,894,758	34,705,293
Diluted	35,158,747	35,158,747	34,991,177	35,213,237	35,213,237	34,895,005
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	$ 51.73	¥ 355.27	¥ 242.48	$ 105.83	¥ 726.87	¥ 402.48
Diluted | (per share)	$ 51.34	¥ 352.57	¥ 240.49	$ 104.88	¥ 720.30	¥ 400.29
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,690,479	27,690,479	27,489,083	27,693,504	27,693,504	27,425,010
Diluted	35,158,747	35,158,747	34,991,177	35,213,237	35,213,237	34,895,005
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	$ 5.17	¥ 35.53	¥ 24.25	$ 10.58	¥ 72.69	¥ 40.25
Diluted | (per share)	$ 5.13	¥ 35.26	¥ 24.05	$ 10.49	¥ 72.03	¥ 40.03
Online Marketing Services
Total revenues	$ 3,273	¥ 22,481		$ 8,840	¥ 60,715
Total revenues | ¥			¥ 20,108			¥ 52,729
Other Revenue
Total revenues	$ 833	¥ 5,722		$ 2,092	¥ 14,367
Total revenues | ¥			¥ 3,381			¥ 8,525